Financial liabilities at fair value through profit or loss - Derivative financial liabilities FVTPL (Details) - ARS ($) $ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Derivative Financial Liabilities [Abstract]
Foreign Currency Forwards	[1]	$ 314,215	$ 284,818
TOTAL	[1]	$ 314,215	$ 284,818

[1]	The notional amounts are disclosed in note 9.2